Vessels - Vessel deliveries (Details) $ in Millions	1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($) tanker	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) equipment vessel tanker	Dec. 31, 2019 vessel tanker equipment	Sep. 30, 2020 tanker	Jun. 30, 2020 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel				19	19
Percentage of equipment cost estimated to require replacement value of vessel				10.00%
Ballast Water Treatment Systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of equipment | equipment	55			22	28
Payments to acquire property, plant, and equipment | $	$ 36.2
Ships to be installed with scrubbers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		77
Exhaust Gas cleaning System [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments to acquire property, plant, and equipment | $		$ 116.1	$ 30.3	$ 146.6
Number of vessels				46	32
Exhaust Gas cleaning System [Member] | Option exercised [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels						7	14